Commitments - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Capital Commitments [line items]
Short term lease commitments	¥ 130	¥ 83
Not later than one year [member]
Disclosure of Capital Commitments [line items]
Future lease payments	62	62
Later than one year and not later than five years [member]
Disclosure of Capital Commitments [line items]
Future lease payments	¥ 123	¥ 16